PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PERSONNEL EXPENSES
Salaries and compensation	$ 425	$ 585	$ 1,100
Employer contributions	38	38	43
Short-term employee benefits	7	7	9
Stock-based compensation	671	3,357	412
Total	$ 1,141	$ 3,987	$ 1,564